DEBT (Details 1) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
DEBT
2020		$ 35
2021	$ 268	1,122
2022	321	228
2023	15,876	16,050
2024	383	21
2025	421	6
2026 and thereafter	8,113
Total debt obligations	$ 25,382	$ 17,462